---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------


                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]



                                      U.S.
                                   Government
                                  Cash Reserve


                               SEPTEMBER 30, 2000


                                  John Hancock
                               ------------------
                               JOHN HANCOCK FUNDS

                    ------------------------------------------
                                    TRUSTEES
                                Stephen L. Brown
                                James F. Carlin*
                             William H. Cunningham
                                Ronald R. Dion*
                                Maureen R. Ford
                               Charles L. Ladner
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                                Stephen L. Brown
                                    Chairman
                                Maureen R. Ford
                          Vice Chairman, President and
                            Chief Executive Officer
                               William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-180
                ------------------------------------------------

===================================CEO CORNER===================================

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears caught up with pricey growth stocks - technology in particular. A dramatic plunge in the spring and again in early fall caused the major indexes to end September in negative territory for the year. The tech-heavy NASDAQ Composite Index was hardest hit, returning -9.63% year to date.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including both blue chip and old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and less frothy valuation levels. Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, has returned 11.53% since January.

Between now and year end, we expect the market's focus to be on Washington, as it usually is in an election year. While the presidential election is important, what warrants more attention is the Federal Reserve Board. The November election will generate more ink, but won't have anywhere near the impact on financial markets that further Fed action could. So we'll be watching the economic data to see whether the Fed has truly wound down its string of interest-rate hikes.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/s/Maureen R. Ford
------------------
MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie for the Portfolio Management Team

                                John Hancock U.S.
                            Government Cash Reserve

                       Strong economy and inflation fears
                       ----------------------------------
                           push interest rates higher
                           --------------------------

Money-market yields continued to rise over the last six months, as the persistently strong U.S. economy caused the Federal Reserve to intensify its inflation-fighting campaign. The period began just after the Fed had raised short-term interest rates in March for the fifth time since it first took action last June to slow down the economy and prevent inflation. But after five rate hikes of a quarter percentage point each, the economy still showed no signs of cooling off, so the Fed took even more decisive action. In May, it raised rates again, this time by one-half a percentage point, bringing the federal funds rate that banks charge each other for overnight loans to 6.5%. The federal funds rate is also a key pricing benchmark for money-market securities, so their yields rose as well during the period.

         Shortly after the May rate hike, the economy began to show signs of slowing, while inflation remained relatively benign. As a result, the Fed has taken no action since May. However, it remains intent on preventing inflation from spiking and has maintained its tightening bias, meaning it's prepared to raise rates further if continued low unemployment and high oil prices lead to a jump in inflation.

7-day effective yield

On September 30, 2000, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 6.02%. By comparison, the average U.S. government money-market fund had a 7-day effective yield of 5.94%, according to Lipper, Inc.

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock U.S. Government Cash Reserve. Caption below reads "U.S. Government Cash Reserve management team members: Barry Evans and Dawn Baillie."]
--------------------------------------------------------------------------------

"Money-market yields continued to rise over the last six months..."

================================================================================

               John Hancock Funds - U.S. Government Cash Reserve


"...it appears that the Fed may have successfully ushered in the prover-bial soft landing..."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of September 30, 2000." The chart is scaled in increments of 1% with 0% at the bottom and 7% at the top. The first bar represents the 6.02% total return for John Hancock U.S. Government Cash Reserve. The second bar represents the 5.94% total return for Average U.S. government money-market fund. A note below the chart reads "The average U.S. government money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

Short maturity provides flexibility

For the first two months of the period, we kept the Fund's maturity shorter than average, since it was clear that the Fed was going to continue to push rates up in response to the steaming economy. By maintaining this more defensive stance, we didn't have our money locked up for as long, and were able to reinvest in higher-yielding securities after the May hike.

         Believing that the Fed was winding down its tightening cycle with its May move, we began to bring the Fund's maturity back closer to the average after the Fed's May meeting. Even though the potential for further rate increases remains real, we believe the Fed won't make any further moves until next year. Even so, we'll most likely stay slightly shorter than average to take advantage of the bargains that generally occur in the fourth quarter of the year, as traders clear out their inventory of money-market securities before year end.

A look ahead

With the economy showing signs of slowing, and inflation still contained, it appears that the Fed may have successfully ushered in the proverbial soft landing - a sufficient slowing of the economy to squelch inflationary tendencies without endangering the economic expansion. What remains uncertain is whether the Fed's yearlong series of tightenings will stick, or whether economic growth will surge again. One key element we're watching is the stock market. If there is a fourth-quarter tech-stock rally, as there was in 1999, we expect the Fed to step in again, since the market's wealth effect has been a major contributor to the economy's strength. We'll also be watching the economic data, including third-quarter Gross Domestic Product growth and the all-important employment cost index - the most accurate measure of wage inflation. Until it's clear that the Fed is done raising rates, we will keep the Fund's maturity at, or slightly shorter than, the average. As always, we will continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  U.S. government obligations (cost - $88,214,392)...............   $88,214,392
  Joint repurchase agreement (cost - $15,543,000) ...............    15,543,000
                                                                  -------------
                                                                    103,757,392
 Cash ...........................................................       315,942
 Interest receivable ............................................     1,450,945
 Other assets ...................................................        26,551
                                                                  -------------
                             Total Assets .......................   105,550,830
                             --------------------------------------------------
Liabilities:
 Payable for shares repurchased .................................        40,446
 Dividend payable ...............................................        32,575
 Accounts payable and accrued expenses ..........................        49,626
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B .......................................       100,704
                                                                  -------------
                             Total Liabilities ..................       223,351
                             --------------------------------------------------
Net Assets:
 Capital paid-in ................................................   105,327,479
                                                                  -------------
                             Net Assets .........................  $105,327,479
                             ==================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
 (Based on 105,327,479 shares of beneficial interest
   outstanding - unlimited number of shares authorized
   with $0.01 par value) ........................................         $1.00
   ============================================================================

Financial Statements Financial Statements John Hancock Funds - U.S. Government Cash Reserve The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

Statement of Operations
Six months ended September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Interest .......................................................    $3,184,123
                                                                  -------------
 Expenses:
  Investment management fee - Note B ............................       247,687
  Distribution and service fee - Note B .........................        74,306
  Transfer agent fee - Note B ...................................        56,086
  Registration and filing fees ..................................        28,348
  Custodian fee .................................................        20,204
  Auditing fee ..................................................        10,546
  Accounting and legal services fee - Note B ....................         9,321
  Printing ......................................................         4,031
  Trustees' fees ................................................         3,455
  Legal fees ....................................................           641
  Miscellaneous .................................................         1,997
                                                                  -------------
                             Total Expenses .....................       456,622
                             --------------------------------------------------
                             Less: Management Fee Reduction
                                   - Note B .....................      (133,095)

                                   Distribution and Service Fee
                                   Reduction - Note B ...........       (74,306)
                             --------------------------------------------------
                             Net Expenses .......................       249,221
                             --------------------------------------------------
                             Net Investment Income ..............     2,934,902
                             --------------------------------------------------
                             Net Increase in Net Assets
                             Resulting from Operations ..........    $2,934,902
                             ==================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                         SIX MONTHS ENDED
                                                                               YEAR ENDED               SEPTEMBER 30, 2000
                                                                            MARCH 31, 2000                  (UNAUDITED)
                                                                          -------------------           --------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income ...............................................         $5,555,674                     $2,934,902
                                                                         ----------------               ----------------
Distributions to Shareholders:
 Dividends from net investment income
  ($0.0490 and $0.0299 per share, respectively) ......................         (5,555,674)                    (2,934,902)
                                                                         ----------------               ----------------
From Fund Share Transactions - Net: * ................................         (2,350,094)                      (538,452)
                                                                         ----------------               ----------------
Net Assets:
 Beginning of period .................................................        108,216,025                    105,865,931
                                                                         ----------------               ----------------
 End of period .......................................................       $105,865,931                   $105,327,479
                                                                         ================               ================

* Analysis of Fund Share Transactions at $1 Per Share:
  Shares sold ........................................................       $220,727,725                    $88,834,268
  Shares issued to shareholders in reinvestment of distributions .....          5,063,071                      2,699,144
                                                                         ----------------               ----------------
                                                                              225,790,796                     91,533,412
  Less shares repurchased ............................................       (228,140,890)                   (92,071,864)
                                                                         ----------------               ----------------
  Net decrease .......................................................        ($2,350,094)                     ($538,452)
                                                                         ================               ================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       6

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                                                         SIX MONTHS
                                                                                                                           ENDED
                                                             YEAR ENDED MAY 31,  PERIOD ENDED    YEAR ENDED MARCH 31,    SEPTEMBER
                                                            --------------------   MARCH 31,  -------------------------   30, 2000
                                                             1995(1)      1996     1997(2)      1998     1999     2000  (UNAUDITED)
                                                            --------    -------- ------------ -------   ------   ------ ------------

Per Share Operating Performance
 Net Asset Value, Beginning of Period .....................   $1.00       $1.00      $1.00      $1.00    $1.00    $1.00     $1.00
                                                           --------    --------   --------   -------- -------- --------  --------
 Net Investment Income ....................................    0.05        0.05       0.04       0.05     0.05     0.05      0.03
                                                           --------    --------   --------   -------- -------- --------  --------

 Less Distributions:
 Dividends from Net Investment Income .....................   (0.05)      (0.05)     (0.04)     (0.05)   (0.05)   (0.05)    (0.03)
                                                           --------    --------   --------   -------- -------- --------  --------

 Net Asset Value, End of Period ...........................   $1.00       $1.00      $1.00      $1.00    $1.00    $1.00     $1.00
                                                           ========    ========   ========   ======== ======== ========  ========
 Total Investment Return at Net Asset Value(3) ............   5.07%       5.59%      4.37%(4)   5.43%    5.08%    4.98%     2.99%(4)
 Total Adjusted Investment Return at Net Asset Value(3,5) .   4.54%       4.69%      3.78%(4)   4.87%    4.55%    4.47%     2.78%(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ................. $29,131     $28,907    $55,321    $74,447 $108,216 $105,866  $105,327
 Ratio of Expenses to Average Net Assets ..................   0.35%       0.35%      0.35%(6)   0.35%    0.35%    0.35%     0.50%(6)
 Ratio of Adjusted Expenses to Average Net Assets(7) ......   0.88%       1.25%      1.03%(6)   0.91%    0.88%    0.86%     0.92%(6)
 Ratio of Net Investment Income to Average Net Assets .....   4.79%       5.41%      5.15%(6)   5.30%    4.94%    4.90%     5.92%(6)
 Ratio of Adjusted Net Investment Income
  to Average Net Assets(7) ................................   4.26%       4.51%      4.47%(6)   4.74%    4.41%    4.39%     5.50%(6)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.


The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       7

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve

Schedule of Investments
September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Fund on September 30, 2000. It's divided into two types of short-term investments.

                                                                    PAR  VALUE
                                                 INTEREST              (000s              MARKET
ISSUER, DESCRIPTION                                RATE               OMITTED)            VALUE
-------------------                              --------           ----------           --------

U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (83.75%)
 Federal Farm Credit Bank,
  10-02-00 ....................................   5.800%               $3,000           $2,999,921
 Federal Home Loan Bank,
  10-06-00 ....................................   4.640                 5,400            5,398,416
 Federal Home Loan Bank,
  10-16-00 ....................................   4.685                 3,000            2,997,545
 Federal Home Loan Bank,
  10-25-00 ....................................   6.015                 3,170            3,167,817
 Federal Home Loan Bank,
  10-26-00 ....................................   5.050                 1,500            1,498,296
 Federal Home Loan Bank,
  11-03-00 ....................................   6.050                 2,000            1,998,515
 Federal Home Loan Bank,
  11-10-00 ....................................   5.970                 2,000            1,997,798
 Federal Home Loan Bank,
  01-26-01 ....................................   4.875                 1,200            1,192,988
 Federal Home Loan Bank,
  03-15-01 ....................................   6.750                10,000            9,992,432
 Federal Home Loan Bank,
  03-27-01 ....................................   5.595                   630              626,054
 Federal Home Loan Bank,
  04-17-01 ....................................   5.125                 2,000            1,980,084
 Federal Home Loan Mortgage Corp.,
  10-03-00 ....................................   6.410                 8,000            7,997,151
 Federal Home Loan Mortgage Corp.,
  10-03-00 ....................................   6.430                 5,601            5,598,999
 Federal Home Loan Mortgage Corp.,
  10-26-00 ....................................   6.390                 5,000            4,977,813
 Federal Home Loan Mortgage Corp.,
  11-28-00 ....................................   6.875                 5,000            4,998,424
 Federal Home Loan Mortgage Corp.,
  02-15-01 ....................................   5.000                 2,800            2,781,287
 Federal National Mortgage Association,
  10-02-00 ....................................   5.970                 5,000            4,999,895
 Federal National Mortgage Association,
  10-04-00 ....................................   6.290                 2,080            2,079,923


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       8

=============================FINANCIAL STATEMENTS===============================

               John Hancock Funds - U.S. Government Cash Reserve


                                                                    PAR  VALUE
                                                 INTEREST              (000s              MARKET
ISSUER, DESCRIPTION                                RATE               OMITTED)            VALUE
-------------------                              --------           ----------           --------

Governmental - U.S. Agencies (continued)
 Federal National Mortgage Association,
  10-26-00 ...................................     6.425%              $5,000           $4,977,691
 Federal National Mortgage Association,
  12-18-00 ...................................     8.250                5,000            5,015,347
 Federal National Mortgage Association,
  12-21-00 ...................................     6.420                3,000            2,956,665
 Federal National Mortgage Association,
  03-15-01 ...................................     5.625                4,000            3,982,401
 Federal National Mortgage Association,
  03-20-01 ...................................     6.550                2,000            1,999,250
 Student Loan Marketing Association,
  12-01-00 ...................................     5.900                2,000            1,999,680
                                                                                        ----------
                       TOTAL U.S. GOVERNMENT OBLIGATIONS
                                      (Cost $88,214,392)              (83.75%)          88,214,392
                                                                    ---------          -----------

JOINT REPURCHASE AGREEMENT (14.76%)
 Investment in a joint repurchase agreement
  transaction with UBS Warburg, Inc. - Dated
  09-29-00, due 10-02-00 (Secured by U.S.
  Treasury Bonds 5.250% thru 11.750%,
  due 11-15-14 thru 02-15-29) - Note A .......     6.520               15,543           15,543,000
                                                                                       -----------
                        TOTAL JOINT REPURCHASE AGREEMENT
                                      (Cost $15,543,000)              (14.76%)          15,543,000
                                                                    ---------         ------------
                                       TOTAL INVESTMENTS              (98.51%)         103,757,392
                                                                    ---------         ------------
                       OTHER ASSETS AND LIABILITIES, NET               (1.49%)           1,570,087
                                                                    ---------         ------------
                                        TOTAL NET ASSETS             (100.00%)        $105,327,479
                                                                    =========         ============

# Call date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

===========================NOTES TO FINANCIAL STATEMENTS========================

                John Hancock Funds - U.S. Government Cash Reserve


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock U.S. Government Cash Reserve (the "Fund") is a diversified series of John Hancock Current Interest (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining li-quidity and preserving capital.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Service Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325%
of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

         The Adviser had agreed to limit Fund expenses further, to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value. Accordingly, for the period ended September 30, 2000, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $133,095. This limitation was terminated on August 1, 2000.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse

===========================NOTES TO FINANCIAL STATEMENTS========================

                John Hancock Funds - U.S. Government Cash Reserve

JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Payment of fees under the Distribution Plan has been suspended at least until July 31, 2001. For the period ended September 30, 2000, the fee reduction amounted to $74,306.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended September 30, 2000, aggregated $2,366,301,559 and $2,370,309,000, respectively.

         The cost of investments owned at September 30, 2000 (including the joint repurchase agreement) for federal income tax purposes was $103,757,392.

================================================================================
                                                               -----------------
John Hancock                                                      Bulk Rate
                                                                U.S. Postage
John Hancock Funds, Inc.                                            PAID
MEMBER NASD                                                     Randolph, MA
101 Huntington Avenue                                           Permit No. 75
Boston, MA 02199-7603                                          -----------------

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com











--------------------------------------------------------------------------------
         This report is for the information of shareholders of the John Hancock U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.




[LOGO] Printed on Recycled Paper                                     430SA  9/00
                                                                           11/00

                                                     ---------------------------
                                                     The latest report from your
                                                       Fund's management team
                                                     ---------------------------

                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                    [GRAPHIC]

                                Money Market Fund

                               SEPTEMBER 30, 2000

                             [JOHN HANCOCK LOGO](R)
                            ------------------------
                               JOHN HANCOCK FUNDS

--------------------------------------------------------------------------------

                                    TRUSTEES
                                STEPHEN L. BROWN
                                JAMES F. CARLIN*
                              WILLIAM H. CUNNINGHAM
                                 RONALD R. DION*
                                 MAUREEN R. FORD
                                CHARLES L. LADNER
                              STEVEN R. PRUCHANSKY*
                               RICHARD S. SCIPIONE
                      LT. GEN. NORMAN H. SMITH, USMC (RET.)
                                 JOHN P. TOOLAN
                         *Members of the Audit Committee

                                    OFFICERS
                                STEPHEN L. BROWN
                                    Chairman
                                 MAUREEN R. FORD
                          Vice Chairman, President and
                             Chief Executive Officer
                                WILLIAM L. BRAMAN
                          Executive Vice President and
                            Chief Investment Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                      Vice President and Compliance Officer

                                    CUSTODIAN
                       STATE STREET BANK AND TRUST COMPANY
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

===================================CEO CORNER===================================

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears caught up with pricey growth stocks -- technology in particular. A dramatic plunge in the spring and again in early fall caused the major indexes to end September in negative territory for the year. The tech-heavy NASDAQ Composite Index was hardest hit, returning -9.63% year to date.

--------------------------------------------------------------------------------
A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief
Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including both blue chip and old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and less frothy valuation levels. Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, has returned 11.53% since January.

Between now and year end, we expect the market's focus to be on Washington, as it usually is in an election year. While the presidential election is important, what warrants more attention is the Federal Reserve Board. The November election will generate more ink, but won't have anywhere near the impact on financial markets that further Fed action could. So we'll be watching the economic data to see whether the Fed has truly wound down its string of interest-rate hikes.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,


/s/ Maureen R. Ford
-------------------
MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

================================================================================

                BY DAWN BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

                                  John Hancock
                                Money Market Fund

                     Strong economy and inflation fears push
                              interest rates higher

Money-market yields continued to rise over the last six months, as the persistently strong U.S. economy caused the Federal Reserve to intensify its inflation-fighting campaign. The period began just after the Fed had raised short-term interest rates in March for the fifth time since it first took action last June to slow down the economy and prevent inflation. But after five rate hikes of a quarter percentage point each, the economy still showed no signs of cooling off, so the Fed took even more decisive action. In May it raised rates again, this time by one-half a percentage point, bringing the federal funds rate that banks charge each other for overnight loans to 6.5%. The federal funds rate is also a key pricing benchmark for money-market securities, so their yields rose as well during the period.

   Shortly after the May rate hike, the economy began to show signs of slowing, while inflation remained relatively benign. As a result, the Fed has taken no action since May. However, it remains intent on preventing inflation from spiking and has maintained its tightening bias, meaning it's prepared to raise rates further if continued low unemployment and high oil prices lead to a jump in inflation.

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock Money Market Fund. Caption below reads "Money Market Fund management team members: Barry Evans and Dawn Baillie."]
--------------------------------------------------------------------------------

"Money-market yields continued to rise over the last six months..."

================================================================================

                     John Hancock Funds - Money Market Fund

"...it appears that the Fed may have successfully ushered in the proverbial soft landing..."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of September 30, 2000." The chart is scaled in increments of 1% with 0% at the bottom and 7% at the top. The first bar represents the 5.86% total return for John Hancock Money Market Fund Class
A. The second bar represents the 4.96% total return for John Hancock Money Market Fund Class B. The third bar represents the 4.96% total return for John Hancock Money Market Fund Class C. The fourth bar represents the 5.93% total return for Average taxable money-market fund. A note below the chart reads "The average taxable money-market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

Short maturity provides flexibility

For the first two months of the period, we kept the Fund's maturity shorter than average, since it was clear that the Fed was going to continue to push rates up in response to the steaming economy. By maintaining this more defensive stance, we didn't have our money locked up for as long, and were able to reinvest in higher-yielding securities after the May hike.

   Believing that the Fed was winding down its tightening cycle with its May move, we began to bring the Fund's maturity back closer to the average after the Fed's May meeting. Even though the potential for further rate increases remains real, we believe the Fed won't make any further moves until next year. Even so, we'll most likely stay slightly shorter than average to take advantage of the bargains that generally occur in the fourth quarter of the year as traders clear out their inventory of money-market securities before year end.

A look ahead

With the economy showing signs of slowing, and inflation still contained, it appears that the Fed may have successfully ushered in the proverbial soft landing -- a sufficient slowing of the economy to squelch inflationary tendencies without endangering the economic expansion. What remains uncertain is whether the Fed's yearlong series of tightenings will stick, or whether economic growth will surge again. One key element we're watching is the stock market. If there is a fourth-quarter tech-stock rally, as there was in 1999, we expect the Fed to step in again, since the market's wealth effect has been a major contributor to the economy's strength. We'll also be watching the economic data, including third-quarter Gross Domestic Product growth and the all-important employment cost index -- the most accurate measure of wage inflation. Until it's clear that the Fed is done raising rates, we will keep the Fund's maturity at, or slightly shorter than, the average. As always, we will continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on September 30, 2000. You'll also find the net asset value per share as of that date.

Statement of Assets and Liabilities
September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments, in money market instruments,
   at value - Note C:
   Commercial paper (cost - $336,839,979) .......................  $336,839,979
   Corporate interest-bearing obligations
     (cost - $29,633,874) .......................................    29,633,874
   U.S. government obligations
     (cost - $23,311,777) .......................................    23,311,777
   Joint repurchase agreement (cost - $32,283,000) ..............    32,283,000
                                                                   ------------
                                                                    422,068,630
  Cash ..........................................................           653
  Interest receivable ...........................................     1,748,350
  Other assets ..................................................        94,288
                                                                   ------------
                    Total Assets ................................   423,911,921
                    -----------------------------------------------------------

Liabilities:
  Payable for shares repurchased ................................     4,626,067
  Dividend payable ..............................................       118,606
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B ......................................       267,150
  Accounts payable and accrued expenses .........................       186,564
                                                                   ------------
                    Total Liabilities ...........................     5,198,387
                    -----------------------------------------------------------

Net Assets:
  Capital paid-in ...............................................   418,713,534
                                                                   ------------
                    Net Assets ..................................  $418,713,534
                    ===========================================================

Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
   interest outstanding - 3,500,000,000 shares
   authorized with $0.01 per share par value)
  Class A - $279,879,168/279,958,342 ............................         $1.00
  =============================================================================
  Class B - $128,447,409/128,465,922 ............................         $1.00
  =============================================================================
  Class C - $10,386,957/10,386,957 ..............................         $1.00
  =============================================================================
Maximum Offering Price Per Share:
  Class C - ($1.00/0.99) ........................................         $1.01
  =============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Six months ended September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest ..................................................       $15,336,306
                                                                    -----------
Expenses:
   Investment management fee - Note B .......................         1,189,604
   Distribution and service fee - Note B
     Class A ................................................           412,705
     Class B ................................................           694,800
     Class C ................................................            31,782
   Transfer agent fee - Note B ..............................           695,321
   Registration and filing fees .............................           122,422
   Custodian fee ............................................            56,734
   Accounting and legal services fee - Note B ...............            44,664
   Auditing fee .............................................            17,271
   Trustees' fees ...........................................            12,982
   Printing .................................................            12,454
   Miscellaneous ............................................            10,358
   Legal fees ...............................................             3,592
                                                                    -----------
                    Total Expenses ..........................         3,304,689
                    -----------------------------------------------------------
                    Less Management Fee Reduction -
                       Note B ...............................          (237,921)
                       Distribution and Service
                       Fee Reduction (Class A) -
                       Note B ...............................          (164,811)
                    -----------------------------------------------------------
                    Net Expenses ............................         2,901,957
                    -----------------------------------------------------------
                    Net Investment Income ...................        12,434,349
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ...............       $12,434,349
                    ===========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                  SIX MONTHS ENDED
                                                                            YEAR ENDED           SEPTEMBER 30, 2000
                                                                          MARCH 31, 2000             (UNAUDITED)
                                                                          --------------         ------------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income .............................................       $21,788,268              $12,434,349
                                                                          --------------           --------------
Distributions to Shareholders:
   Distributions from net investment income
     Class A - ($0.0439 and $0.0274 per share, respectively) .........       (14,872,789)              (9,083,731)
     Class B - ($0.0356 and $0.0233 per share, respectively) .........        (6,803,676)              (3,202,495)
     Class C - ($0.0354 and $0.0233 per share, respectively) .........          (111,803)                (148,123)
                                                                          --------------           --------------
     Total Distributions to Shareholders .............................       (21,788,268)             (12,434,349)
                                                                          --------------           --------------
From Fund Share Transactions - Net: * ................................       (31,402,664)            (106,926,027)
                                                                          --------------           --------------
Net Assets:
   Beginning of period ...............................................       557,042,225              525,639,561
                                                                          --------------           --------------
   End of period .....................................................      $525,639,561             $418,713,534
                                                                          ==============           ==============

* Analysis of Fund Share Transactions at $1 Per Share:

CLASS A
   Shares sold .......................................................    $2,453,254,071           $2,140,801,803
   Shares issued to shareholders in reinvestment of distributions ....        12,993,336                6,756,684
                                                                          --------------           --------------
                                                                           2,466,247,407            2,147,558,487
   Less shares repurchased ...........................................    (2,478,127,263)          (2,229,433,172)
                                                                          --------------           --------------
   Net decrease ......................................................      ($11,879,856)            ($81,874,685)
                                                                          ==============           ==============
CLASS B
   Shares sold .......................................................      $486,293,263             $156,094,873
   Shares issued to shareholders in reinvestment of distributions ....         5,606,652                2,581,779
                                                                          --------------           --------------
                                                                             491,899,915              158,676,652
   Less shares repurchased ...........................................      (516,052,506)            (188,138,183)
                                                                          --------------           --------------
   Net decrease ......................................................      ($24,152,591)            ($29,461,531)
                                                                          ==============           ==============
CLASS C
   Shares sold .......................................................       $16,161,146              $38,636,578
   Shares issued to shareholders in reinvestment of distributions ....            81,573                   96,701
                                                                          --------------           --------------
                                                                              16,242,719               38,733,279
   Less shares repurchased ...........................................       (11,612,936)             (34,323,090)
                                                                          --------------           --------------
   Net increase ......................................................        $4,629,783               $4,410,189
                                                                          ==============           ==============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                   PERIOD ENDED      YEAR ENDED
                                                                    OCTOBER 31,      OCTOBER 31,       PERIOD ENDED
                                                                      1995(1)           1996         MARCH 31, 1997(2)
                                                                   ------------      -----------     -----------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ........................      $1.00             $1.00            $1.00
                                                                      -----             -----            -----
   Net Investment Income .......................................       0.01              0.05             0.02
                                                                      -----             -----            -----
   Less Distributions:
   Dividends from Net Investment Income ........................      (0.01)            (0.05)           (0.02)
                                                                      -----             -----            -----
   Net Asset Value, End of Period ..............................      $1.00             $1.00            $1.00
                                                                      =====             =====            =====
   Total Investment Return at Net Asset Value (3) ..............       0.64%(4)          4.56%            1.80%(4)
   Total Adjusted Investment Return at Net Asset Value (3,5) ...       0.54%(4)          4.36%            1.60%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ....................    $20,942          $262,475         $359,453
   Ratio of Expenses to Average Net Assets .....................       1.07%(6)          1.17%            1.10%(6)
   Ratio of Adjusted Expenses to Average Net Assets (7) ........       1.17%(6)          1.37%            1.30%(6)
   Ratio of Net Investment Income to Average Net Assets ........       4.94%(6)          4.41%            4.44%(6)
   Ratio of Adjusted Net Investment Income
     to Average Net Assets (7) .................................       4.84%(6)          4.21%            4.24%(6)

                                                                             YEAR ENDED MARCH 31,             SIX MONTHS ENDED
                                                                                                             SEPTEMBER 30, 2000
                                                                        1998        1999          2000          (UNAUDITED)
                                                                        ----        ----          ----       ------------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ........................        $1.00       $1.00         $1.00            $1.00
                                                                        -----       -----         -----            -----
   Net Investment Income .......................................         0.05        0.04          0.04             0.03
                                                                        -----       -----         -----            -----
   Less Distributions:
   Dividends from Net Investment Income ........................        (0.05)      (0.04)        (0.04)           (0.03)
                                                                        -----       -----         -----            -----
   Net Asset Value, End of Period ..............................        $1.00       $1.00         $1.00            $1.00
                                                                        =====       =====         =====            =====
   Total Investment Return at Net Asset Value (3) ..............         4.92%       4.54%         4.45%            2.76%(4)
   Total Adjusted Investment Return at Net Asset Value (3,5) ...         4.72%       4.34%         4.25%            2.66%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ....................     $312,762    $373,634      $361,754         $279,879
   Ratio of Expenses to Average Net Assets .....................         0.89%       0.91%         0.91%            0.96%(6)
   Ratio of Adjusted Expenses to Average Net Assets (7) ........         1.09%       1.11%         1.11%            1.16%(6)
   Ratio of Net Investment Income to Average Net Assets ........         4.82%       4.44%         4.40%            5.50%(6)
   Ratio of Adjusted Net Investment Income
     to Average Net Assets (7) .................................         4.62%       4.24%         4.20%            5.30%(6)

                                                                         YEAR ENDED OCTOBER 31,
                                                                                                           PERIOD ENDED
                                                                       1995(8)             1996          MARCH 31, 1997(2)
                                                                       -------             ----          -----------------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period ........................         $1.00              $1.00              $1.00
                                                                         -----              -----              -----
   Net Investment Income .......................................          0.04               0.04               0.01
                                                                         -----              -----              -----
   Less Distributions:
   Dividends from Net Investment Income ........................         (0.04)             (0.04)             (0.01)
                                                                         -----              -----              -----
   Net Asset Value, End of Period ..............................         $1.00              $1.00              $1.00
                                                                         =====              =====              =====
   Total Investment Return at Net Asset Value (3) ..............          4.07%              3.71%              1.45%(4)
   Total Adjusted Investment Return at Net Asset Value (3,5) ...            --               3.61%              1.35%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)  ...................       $54,313           $108,162           $130,056
   Ratio of Expenses to Average Net Assets .....................          1.92%              2.00%              1.96%(6)
   Ratio of Adjusted Expenses to Average Net Assets (7) ........            --               2.10%              2.06%(6)
   Ratio of Net Investment Income to Average Net Assets ........          3.96%              3.58%              3.60%(6)
   Ratio of Adjusted Net Investment Income
     to Average Net Assets (7) .................................            --               3.48%              3.50%(6)

                                                                                     YEAR ENDED MARCH 31,          SIX MONTHS ENDED
                                                                                                                  SEPTEMBER 30, 2000
                                                                              1998          1999         2000        (UNAUDITED)
                                                                           ----------       ----         ----     ------------------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period ........................             $1.00          $1.00        $1.00          $1.00
                                                                             -----          -----        -----          -----
   Net Investment Income .......................................              0.04           0.04         0.04           0.02
                                                                             -----          -----        -----          -----
   Less Distributions:
   Dividends from Net Investment Income ........................             (0.04)         (0.04)       (0.04)         (0.02)
                                                                             -----          -----        -----          -----
   Net Asset Value, End of Period ..............................             $1.00          $1.00        $1.00          $1.00
                                                                             =====          =====        =====          =====
   Total Investment Return at Net Asset Value (3) ..............              4.04%          3.66%        3.59%          2.33%(4)
   Total Adjusted Investment Return at Net Asset Value (3,5) ...              3.94%          3.56%        3.49%          2.28%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)  ...................           $81,027       $182,062     $157,909       $128,447
   Ratio of Expenses to Average Net Assets .....................              1.74%          1.76%        1.74%          1.81%(6)
   Ratio of Adjusted Expenses to Average Net Assets (7) ........              1.84%          1.86%        1.84%          1.91%(6)
   Ratio of Net Investment Income to Average Net Assets ........              3.97%          3.54%        3.56%          4.61%(6)
   Ratio of Adjusted Net Investment Income
     to Average Net Assets (7) .................................              3.87%          3.44%        3.46%          4.51%(6)

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                                                  SIX MONTHS ENDED
                                                                             PERIOD ENDED         YEAR ENDED     SEPTEMBER 30, 2000
                                                                           MARCH 31, 1999(1)    MARCH 31, 2000      (UNAUDITED)
                                                                           -----------------    --------------      -----------
CLASS C
Per Share Operating Performance
   Net Asset Value, Beginning of Period ................................        $1.00                $1.00             $1.00
                                                                                -----                -----             -----
   Net Investment Income ...............................................         0.03                 0.04              0.02
                                                                                -----                -----             -----
   Less Distributions:
   Dividends from Net Investment Income ................................        (0.03)               (0.04)            (0.02)
                                                                                -----                -----             -----
   Net Asset Value, End of Period ......................................        $1.00                $1.00             $1.00
                                                                                =====                =====             =====
   Total Investment Return at Net Asset Value (3) ......................         3.29%(4)             3.58%             2.33%(4)
   Total Adjusted Investment Return at Net Asset Value (3,5) ...........         3.19%(4)             3.48%             2.28%(4)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ............................       $1,347               $5,977           $10,387
   Ratio of Expenses to Average Net Assets .............................         1.75%(6)             1.76%             1.81%(6)
   Ratio of Adjusted Expenses to Average Net Assets (7) ................         1.85%(6)             1.86%             1.91%(6)
   Ratio of Net Investment Income to Average Net Assets ................         3.46%(6)             3.67%             4.64%(6)
   Ratio of Adjusted Net Investment Income to Average Net Assets (7) ...         3.36%(6)             3.57%             4.54%(6)

(1) Class A and Class C shares began operations on September 12, 1995 and May 1, 1998, respectively.

(2) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.

(3) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.

(6)   Annualized.

(7)   Unreimbursed, without fee reduction.

(8) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

Schedule of Investments
September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Money Market Fund on September 30, 2000. It's divided into four types of short-term investments. The categories of short-term investments are further broken down by industry group.

                                                                                                     PAR VALUE
                                                                               INTEREST  QUALITY       (000s             MARKET
ISSUER, DESCRIPTION                                                              RATE    RATINGS*     OMITTED)            VALUE
-------------------                                                            --------  --------    ----------           ------
COMMERCIAL PAPER
Automobile/Trucks (11.57%)
  DaimlerChrysler North America Holding Corp.,
     10-27-00.........................................................           6.600%   Tier 1      $12,000          $11,942,800
   Ford Motor Credit Co.,
     10-30-00.........................................................           6.490    Tier 1       17,000           16,911,123
   General Motors Acceptance Corp.,
     01-19-01.........................................................           6.530    Tier 1       11,000           10,780,520
   General Motors Acceptance Corp.,
     01-22-01.........................................................           6.480    Tier 1        9,000            8,816,940
                                                                                                                      ------------
                                                                                                                        48,451,383
                                                                                                                      ------------
Banks (7.13%)
   Barclays U.S. Funding Corp.,
     10-27-00.........................................................           6.490    Tier 1       15,000           14,929,692
   Morgan (J.P.) & Co., Inc.,
     10-16-00.........................................................           6.480    Tier 1       10,000            9,973,000
   Morgan (J.P.) & Co., Inc.,
     11-07-00.........................................................           6.480    Tier 1        5,000            4,966,700
                                                                                                                      ------------
                                                                                                                        29,869,392
                                                                                                                      ------------
Banks - Foreign (22.42%)
   Abbey National North America Corp.,
     10-23-00.........................................................           6.510    Tier 1       20,000           19,920,433
   Deutsche Bank Financial,
     12-07-00.........................................................           6.450    Tier 1       15,000           14,819,938
   Deutsche Bank Financial,
     01-22-01.........................................................           6.480    Tier 1        5,000            4,898,300
   Societe Generale New York,
     01-25-01.........................................................           6.500    Tier 1       20,000           19,581,111
   Toronto Dominion Holdings,
     01-18-01.........................................................           6.490    Tier 1       15,000           14,705,246
   Union Bank of Switzerland,
     10-04-00.........................................................           6.570    Tier 1       10,000            9,994,525
   Union Bank of Switzerland,
     11-06-00.........................................................           6.460    Tier 1       10,000            9,935,400
                                                                                                                      ------------
                                                                                                                        93,854,953
                                                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

                                                                                                     PAR VALUE
                                                                               INTEREST  QUALITY       (000s             MARKET
ISSUER, DESCRIPTION                                                              RATE    RATINGS*     OMITTED)            VALUE
-------------------                                                            --------  --------    ----------          ------
Beverages (4.04%)
   Coca-Cola Co.,
     10-31-00.........................................................           6.480%   Tier 1      $17,000          $16,908,200
                                                                                                                      ------------
Broker Services (8.03%)
   Goldman Sachs Group, L.P.,
     11-13-00.........................................................           6.530    Tier 1       10,000            9,922,003
   Goldman Sachs Group, L.P.,
     02-05-01.........................................................           6.510    Tier 1        8,000            7,816,273
   Merrill Lynch & Co.,
     10-10-00.........................................................           6.530    Tier 1       11,000           10,982,043
   Merrill Lynch & Co.,
     01-10-01.........................................................           6.510    Tier 1        5,000            4,908,679
                                                                                                                      ------------
                                                                                                                        33,628,998
                                                                                                                      ------------
Finance (20.86%)
   American Express Credit Corp.,
     10-13-00.........................................................           6.490    Tier 1       15,000           14,967,550
   American Express Credit Corp.,
     10-23-00.........................................................           6.480    Tier 1        5,000            4,980,200
   American Honda Finance Corp.,
     10-17-00.........................................................           6.490    Tier 1        9,000            8,974,040
   Associates Corp. NA,
     10-27-00.........................................................           6.470    Tier 1       10,000            9,953,272
   Associates Corp. NA,
     01-12-01.........................................................           6.520    Tier 1       10,000            9,813,456
   General Electric Capital Corp.,
     10-16-00.........................................................           6.480    Tier 1       17,000           16,954,100
   International Lease Finance Corp.,
     11-27-00.........................................................           6.560    Tier 1       12,000           11,875,360
   International Lease Finance Corp.,
     01-09-01.........................................................           6.470    Tier 1       10,000            9,820,278
                                                                                                                      ------------
                                                                                                                        87,338,256
                                                                                                                      ------------
Insurance (2.35%)
   American General Corp.,
     12-20-00.........................................................           6.470    Tier 1       10,000            9,856,222
                                                                                                                      ------------
Utilities (4.05%)
   American Telephone & Telegraph Co.,
     10-23-00.........................................................           6.490    Tier 1       17,000           16,932,575
                                                                                                                      ------------
                                                                          TOTAL COMMERCIAL PAPER
                                                                             (Cost $336,839,979)       (80.45%)        336,839,979
                                                                                                      -------         ------------

CORPORATE INTEREST-BEARING OBLIGATIONS
Telecommunciations (5.75%)
   GTE Corp.,
     12-01-00.........................................................           9.375    Tier 1       24,000           24,088,835
                                                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                     John Hancock Funds - Money Market Fund

                                                                                                     PAR VALUE
                                                                               INTEREST  QUALITY       (000s              MARKET
ISSUER, DESCRIPTION                                                              RATE    RATINGS*     OMITTED)             VALUE
-------------------                                                            --------  --------    ----------           ------
Utilities (1.32%)
   Hydro Quebec,
     03-07-01.........................................................           9.000%   Tier 1       $5,500           $5,545,039
                                                                                                                      ------------
                                                    TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
                                                                              (Cost $29,633,874)        (7.07%)         29,633,874
                                                                                                      -------         ------------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (5.57%)
   Federal Farm Credit Bank,
     10-02-00.........................................................           5.800    Tier 1       11,000           10,999,710
   Federal Home Loan Bank,
     01-29-01.........................................................           5.340    Tier 1        2,330            2,319,382
   Federal Home Loan Bank,
     03-15-01.........................................................           6.750    Tier 1       10,000            9,992,685
                                                                                                                      ------------
                                                               TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                              (Cost $23,311,777)        (5.57%)         23,311,777
                                                                                                      -------         ------------

JOINT REPURCHASE AGREEMENT (7.71%)
   Investment in a joint repurchase agreement
     transaction with UBS Warburg, Inc. - Dated
     09-29-00, due 10-02-00 (Secured by U.S.
     Treasury Bonds 5.250% thru 11.750%,
     due 11-15-14 thru 02-15-29) - Note A.............................           6.520                 32,283           32,283,000
                                                                                                                      ------------
                                                                TOTAL JOINT REPURCHASE AGREEMENT
                                                                              (Cost $32,283,000)        (7.71%)         32,283,000
                                                                                                      -------         ------------
                                                                               TOTAL INVESTMENTS      (100.80%)        422,068,630
                                                                                                      -------         ------------
                                                               OTHER ASSETS AND LIABILITIES, NET        (0.80%)         (3,355,096)
                                                                                                      -------         ------------
                                                                                TOTAL NET ASSETS      (100.00%)       $418,713,534
                                                                                                      =======         ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                     John Hancock Funds - Money Market Fund

(UNAUDITED)
NOTE A-
ACCOUNTING POLICIES

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

   The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                     John Hancock Funds - Money Market Fund

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. The Adviser has reduced the maximum fee on the first $750,000,000 of the Fund's average daily net assets to 0.40%, at least until July 31, 2001. The maximum fee cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, for the period ended September 30, 2000, the reduction in the Fund's management fee amounted to $237,921.

   John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund. Effective May 1, 2000, all Class C shares retail purchases are assessed a 1.00% up-front sales charge. During the period ended September 30, 2000, JH Funds received net up-front sales charges of $18,075 with regard to sales of Class C shares. Of this amount, $14,596 was paid as sales commissions to unrelated broker-dealers and $3,479 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company, is the indirect sole shareholder of Signator Investors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 30, 2000, CDSCs amounted to $611,076.

   Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended September 30, 2000, CDSCs amounted to $12,458.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets, at least until July 31, 2001, and cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, for the period ended September 30, 2000, the reduction in the Fund's 12b-1 expense amounted to $164,811. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Co. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax

==========================NOTES TO FINANCIAL STATEMENTS=========================

                     John Hancock Funds - Money Market Fund

purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C-
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than obligations of the U.S. government and its agencies, during the period ended September 30, 2000, aggregated $12,694,882,852 and $31,626,305,785, respectively.

   The cost of investments owned at September 30, 2000 (including the joint repurchase agreement) for federal income tax purposes was $422,068,630.

======================================NOTES=====================================

                     John Hancock Funds - Money Market Fund

================================================================================

                                                                ---------------
[JOHN HANCOCK LOGO](R)                                             Bulk Rate
                                                                 U.S. Postage
John Hancock Funds, Inc.                                             PAID
MEMBER NASD                                                      Randolph, MA
101 Huntington Avenue                                            Permit No. 75
Boston, MA 02199-7603                                           ---------------

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

--------------------------------------------------------------------------------
   This report is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[RECYCLE LOGO] Printed on Recycled Paper                              440SA 9/00
                                                                           11/00